DEBT (Details) In Millions, unless otherwise specified										12 Months Ended	3 Months Ended	12 Months Ended													3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended				3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Dec. 31, 2012 USD ($)		Mar. 31, 2014 Consolidated VIE's USD ($)	Dec. 31, 2013 Consolidated VIE's USD ($)	Dec. 31, 2012 Consolidated VIE's USD ($)	Dec. 31, 2013 Sasol Huntsman GmbH and Co. KG	Mar. 31, 2014 Arabian Amines Company USD ($)	Dec. 31, 2013 Arabian Amines Company USD ($)	Mar. 31, 2014 Term loans USD ($)	Dec. 31, 2013 Term loans USD ($)	Dec. 31, 2012 Term loans USD ($)	Dec. 31, 2013 Term loans Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2013 Term loans Sasol Huntsman GmbH and Co. KG EUR (€)	Mar. 31, 2014 Senior Credit Facilities	Dec. 31, 2013 Senior Credit Facilities	Aug. 22, 2013 Senior Credit Facilities USD ($)	Mar. 11, 2013 Senior Credit Facilities USD ($)	Mar. 31, 2014 Other debt instruments USD ($)	Dec. 31, 2013 Other debt instruments USD ($)	Dec. 31, 2012 Other debt instruments USD ($)	Mar. 31, 2014 Revolving Facility USD ($)	Dec. 31, 2013 Revolving Facility USD ($)	Oct. 15, 2013 Revolving Facility USD ($)	Mar. 31, 2014 Revolving Facility Joint venture to be completed in 2014 USD ($)	Dec. 31, 2013 Revolving Facility Joint venture to be completed in 2014 USD ($)	Mar. 31, 2014 Revolving Facility Maximum	Dec. 31, 2013 Revolving Facility Maximum	Dec. 31, 2013 Revolving Facility Sasol Huntsman GmbH and Co. KG USD ($)	Dec. 31, 2013 Revolving Facility Sasol Huntsman GmbH and Co. KG EUR (€)	Dec. 23, 2013 Term Loan C USD ($)	Mar. 31, 2014 Term Loan C USD ($)	Dec. 31, 2013 Term Loan C USD ($)	Mar. 31, 2014 Extended Term Loan B USD ($)	Dec. 31, 2013 Extended Term Loan B USD ($)	Mar. 31, 2014 Extended Term Loans B Series 2 USD ($)	Dec. 31, 2013 Extended Term Loans B Series 2 USD ($)	Oct. 15, 2013 New Term Loan USD ($)	Mar. 31, 2014 Intercompany Note USD ($)	Dec. 31, 2013 Intercompany Note USD ($)	Mar. 31, 2014 Intercompany Note Minimum	Dec. 31, 2013 Intercompany Note Minimum	Mar. 31, 2014 Intercompany Note Maximum	Dec. 31, 2013 Intercompany Note Maximum	Mar. 31, 2014 Accounts receivable programs USD ($)	Dec. 31, 2013 Accounts receivable programs USD ($)	Dec. 31, 2012 Accounts receivable programs USD ($)	Mar. 31, 2014 HPS (China) debt USD ($)	Dec. 31, 2013 HPS (China) debt USD ($)	Dec. 31, 2012 HPS (China) debt USD ($)	Mar. 31, 2014 Senior notes USD ($)	Dec. 31, 2013 Senior notes USD ($)	Dec. 31, 2012 Senior notes USD ($)	Mar. 31, 2014 Senior subordinated notes USD ($)	Dec. 31, 2013 Senior subordinated notes USD ($)	Dec. 31, 2012 Senior subordinated notes USD ($)
Debt
Total debt - excluding debt to affiliates	$ 3,891		$ 3,910		$ 3,702		$ 238	$ 247	$ 270		$ 166	$ 169	$ 1,338	$ 1,351	$ 1,565							$ 77	$ 72	$ 72																								$ 247	$ 248	$ 241	$ 40	$ 40	$ 94	$ 1,060	$ 1,061	$ 568	$ 891	$ 891	$ 892
Total current portion of debt	270	[1]	277	[1],[2]	288	[2]	179	183	193
Long-term portion	3,621	[1]	3,633	[1],[2]	3,414	[2]	59	64	77
Notes payable to affiliates-current	100		100		100
Notes payable to affiliates-noncurrent	712		779		599
Total debt	4,703		4,789		4,401
Committed Amount																									400	400						7	5
Revolving Increase provided by commitments																									200	200	200
Total Revolving commitment amount																												600	600
Principal Outstanding																																			50	50	952	962	339	342
Amount Outstanding																78	56								0	0								352	48	48	951	961	339	342
Reference rate																									USD LIBOR	USD LIBOR									USD LIBOR	USD LIBOR	USD LIBOR	USD LIBOR	USD LIBOR	USD LIBOR				U.S. A/R Program	U.S. A/R Program	LIBOR	LIBOR
Reference rate (as a percent)																									2.50%	2.50%									2.25%	2.25%	2.50%	2.50%	2.75%	3.00%				(0.10%)	(0.10%)	(0.25%)	(0.25%)
Amount of letter of credit and bank guarantees issued and outstanding																									17	17
Weighted average interest rate at period end (as a percent)																		3.00%	3.00%
Amount repaid																																		368
Principal amount of notes issued																				100	225																				1,200
Percentage of amortization of the original principal amount																																									1.00%
A/R Programs
Debt instrument covenant consolidated leverage ratio																														3.75	3.75
Variable interest entity ownership percentage										50.00%	50.00%	50.00%
Outstanding loan due to Huntsman Corporation																																										807	872
Due to Huntsman Corporation, current																																										$ 100	$ 100

[1]	At March 31, 2014 and December 31, 2013, respectively, $34 and $39 of cash and cash equivalents, $9 each of restricted cash, $47 and $41 of accounts and notes receivable (net), $64 and $54 of inventories, $4 and $3 of other current assets, $363 and $369 of property, plant and equipment (net), $16 and $17 of intangible assets (net), $30 and $28 of other noncurrent assets, $85 and $73 of accounts payable, $30 and $32 of accrued liabilities, $179 and $183 of current portion of debt, $59 and $64 of long-term debt, and $43 and $45 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 5. Variable Interest Entities."
[2]	At December 31, 2013 and 2012, respectively, $39 and $28 of cash and cash equivalents, $9 each of restricted cash, $41 and $38 of accounts and notes receivable (net), $54 and $55 of inventories, $3 and nil of other current assets, $369 and $378 of property, plant and equipment (net), $17 and $19 of intangible assets (net), $28 each of other noncurrent assets, $73 and $76 of accounts payable, $32 and $26 of accrued liabilities, $183 and $193 of current portion of debt, $64 and $77 of long-term debt, and $45 and $101 of other noncurrent liabilities from consolidated variable interest entities are included in the respective Balance Sheet captions above. See "Note 7. Variable Interest Entities."